Document and Entity Information		12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2020 shares
Entity Addresses [Line Items]
Entity Registrant Name		TOWER ONE WIRELESS CORP.
Entity Central Index Key		0001579026
Document Type		20-F/A
Document Period End Date		Dec. 31, 2020
Amendment Flag		true
Amendment Description		This Amendment No. 1 on Form 20-F/A (the “Amendment”) is being filed by Tower One Wireless Corp. (the “Company”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 21, 2021 (the “Original Filing”). The Company is filing this Amendment, in accordance with the requirements of Article 2 of Regulation S-X, solely to include an updated audit report opining on the entire 2018 consolidated financial statements (the “2018 Statements”) including the adjustments outlined in note 26 to the 2018 Statements, which then refers to notes 8, 14 and 16 in the 2018 Statements that include certain disclosures regarding the recast of certain 2018 figures. The Amendment also includes updated Section 302 and 906 certifications in Exhibit 12.1, 12.2, 13.1 and 13.2. Except as described above, the Amendment does not amend any information set forth in the Original Filing or reflect any events that occurred subsequent to the filing of the Original Filing on June 21, 2021. Accordingly, the Amendment should be read in conjunction with the Original Filing and with the current reports furnished by the Company to the SEC subsequent to the Original Filing.
Current Fiscal Year End Date		--12-31
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filer		No
Entity Interactive Data Current		No
Entity's Reporting Status Current		No
Entity Filer Category		Non-accelerated Filer
Entity Common Stock, Shares Outstanding	94,101,782	94,101,782
Document Fiscal Period Focus		FY
Document Annual Report		true
Entity Emerging Growth Company		false
Entity Shell Company		false
Document Transition Report		false
Document Shell Company Report		false
Document Registration Statement		false
Entity File Number	000-55103
Entity Incorporation, State or Country Code		Z4
Entity Address, Address Line One		600-535 Howe Street
Entity Address, City or Town		Vancouver
Entity Address, Postal Zip Code		BC V6C 2Z4
Entity Address, Country		CA
Document Fiscal Year Focus		2020
Document Accounting Standard		U.S. GAAP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		600-535 Howe Street
Entity Address, City or Town		Vancouver
Entity Address, Postal Zip Code
Entity Address, Country		CA
City Area Code		604
Local Phone Number		559-8051
Contact Personnel Email Address		nick@toweronewireless.com
Contact Personnel Name		Robert